o 134 P-2

                          SUPPLEMENT DATED JUNE 1, 2000
                              TO THE PROSPECTUS OF

                              FRANKLIN EQUITY FUND
                             DATED NOVEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. The section "minimum investments" on page 22 is replaced with the following:

MINIMUM INVESTMENTS
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                                                 INITIAL       ADDITIONAL
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Regular accounts                                 $1,000        $50
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Automatic investment plans                       $50 ($25 for  $50 ($25 for
                                                 an Education  an Education
                                                 IRA)          IRA)
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UGMA/UTMA accounts                               $100          $50
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Retirement accounts
(other than IRAs, IRA rollovers, Education IRAs  no minimum    no minimum
or Roth IRAs)
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IRAs, IRA rollovers, Education IRAs or Roth IRAs $250          $50
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Broker-dealer sponsored wrap account programs    $250          $50
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Full-time employees, officers, trustees and
directors of
Franklin Templeton entities, and their
immediate family members                         $100          $50
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           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

III. The section "Account Application" on page 23 is replaced with the following:

 ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 24). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.


IV. Effective July 3, 2000, the following is added to the section "Buying shares" on page 23:

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[Insert graphic of phone] If you have another          Before requesting a
BY PHONE                  Franklin Templeton account   telephone purchase,
                          with your bank account       please make sure we
(Up to $100,000 per day)  information on file, you     have your bank account
1-800/632-2301            may open a new account by    information on file. If
                          phone. The accounts must     we do not have this
                          be identically registered.   information, you will
                                                       need to send written
                          To make a same day           instructions with your
                          investment, please call us   bank's name and
                          by 1:00 p.m. Pacific time    address, a voided check
                          or the close of the New      or savings account
                          York Stock Exchange,         deposit slip, and a
                          whichever is earlier.        signature guarantee if
                                                       the ownership of the
                                                       bank and fund accounts
                                                       is different.

                                                       To make a same day
                                                       investment, please call
                                                       us by 1:00 p.m. Pacific
                                                       time or the close of the
                                                       New York Stock Exchange,
                                                       whichever is earlier.
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V. The section "Automatic Investment Plan" on page 24 is replaced with the following:

 AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VI. The section "Telephone Privileges" on page 25 is replaced with the following:

 TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

 For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

 As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VII. The section "Statements and reports" on page 29 is replaced with the following:

 STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

 If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

VIII. The following paragraph is added to the section "Dealer compensation" on page 31:

 MARKET TIMERS. Please note that for Class A NAV purchases by market timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase. If a dealer commission is paid on a Class A NAV purchase that we later determine was made by a market timer, all commissions paid in connection with that purchase during the last twelve months must be returned.

              Please keep this supplement for future reference.





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